BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Prepaid insurance	$ 6,890	$ 7,459	$ 138
Accrued interest and dividends			201
Prepaid software	2,224	2,564	279
Prepaid hardware		30
Income tax receivable		494	494
Short-term deposits	570	448	55
Other prepaid expenses		1,647	176
Other current assets		104	24
Prepaid expenses and other current assets	$ 12,005	$ 12,746	$ 1,367